SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)				12 Months Ended
	Jan. 30, 2024	Sep. 04, 2023	Feb. 16, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents				$ 0	$ 43,949
Ordinary shares subject to possible redemption price (in dollar per share)				$ 2.84	$ 2.68		$ 2.47
Mars Acquisition Corporation
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents				$ 104,806		$ 178,793
Investments held in trust account				23,142,783		72,587,820
Deferred offering costs				$ 0		$ 0
Sell up to a maximum		1,500,000		15,000,000
Mars Acquisition Corporation | Common class subject to redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ordinary shares subject to possible redemption price (in dollar per share)				$ 11.12		$ 10.52
Number of aggregate shares	1,813,380
Number of shares issued	362,676
Mars Acquisition Corporation | Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering cost			$ 4,398,891
Offering cost included in stockholders equity			$ 2,724,927